CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	₩ 203,599	₩ 228,898
Short-term financial instruments	415,034	324,304
Accounts receivable, net	56,318	81,152
Other receivables, net	2,904	1,572
Prepaid expenses	13,766	8,115
Other current financial assets	4,333	6,602
Other current assets	2,559	2,967
Total current assets	698,513	653,610
Property and equipment, net	10,770	9,957
Intangible assets, net	7,157	7,057
Deferred tax assets	7,209	5,617
Other non-current financial assets	3,812	1,767
Other non-current assets	15,201	8,451
Total non-current assets	44,149	32,849
Total assets	742,662	686,459
Liabilities
Accounts payable	61,927	67,930
Deferred revenue	21,501	26,761
Withholdings	1,655	1,588
Accrued expenses	2,597	2,651
Income tax payable	4,633	6,507
Other current liabilities	3,718	3,212
Total current liabilities	96,031	108,649
Long-term accounts payable	623	220
Long-term deferred revenue	410	2,572
Deferred tax liabilities	1,736	1,294
Other non-current liabilities	6,496	5,361
Total non-current liabilities	9,265	9,447
Total liabilities	105,296	118,096
Equity
Share capital	3,474	3,474
Capital surplus	26,979	26,979
Other components of equity	25,523	23,801
Retained earnings	580,882	513,418
Equity attributable to owners of the Parent Company	636,858	567,672
Non-controlling interest	508	691
Total equity	637,366	568,363
Total liabilities and equity	₩ 742,662	₩ 686,459